FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, NET, Flight Equipment Held for Operating Lease by Geographic Region (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 2,752,831	$ 3,228,018
Net Flight Equipment Held for Operating Lease by Geographic Region [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 2,752,831	$ 3,228,018
Concentration percentage	100.00%	100.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Off-Lease [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 38,392	$ 0
Concentration percentage	2.00%	0.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Europe [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 522,002	$ 603,851
Concentration percentage	19.00%	19.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Spain [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 163,253	$ 168,534
Concentration percentage	6.00%	5.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | United Kingdom [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 138,820	$ 169,763
Concentration percentage	5.00%	5.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Other [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 219,929	$ 265,554
Concentration percentage	8.00%	9.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Asia and South Pacific [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 1,681,257	$ 1,995,984
Concentration percentage	61.00%	62.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | India [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 573,904	$ 690,193
Concentration percentage	21.00%	21.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Malaysia [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 392,603	$ 394,441
Concentration percentage	14.00%	12.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Philippines [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 267,693	$ 276,237
Concentration percentage	10.00%	9.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Indonesia [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 222,507	$ 296,390
Concentration percentage	8.00%	9.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | China [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 170,893	$ 177,393
Concentration percentage	6.00%	5.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Thailand [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 17,166	$ 126,347
Concentration percentage	1.00%	4.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Other [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 36,491	$ 34,983
Concentration percentage	1.00%	2.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Mexico, South and Central America [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 38,280	$ 58,202
Concentration percentage	1.00%	2.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | North America [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 145,336	$ 175,818
Concentration percentage	5.00%	5.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | United States [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 120,733	$ 126,498
Concentration percentage	4.00%	4.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Other [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 24,603	$ 49,320
Concentration percentage	1.00%	1.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Middle East and Africa [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 327,564	$ 394,163
Concentration percentage	12.00%	12.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Ethiopia [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 305,557	$ 312,977
Concentration percentage	11.00%	10.00%
Net Flight Equipment Held for Operating Lease by Geographic Region [Member] | Geographic Concentration [Member] | Other [Member]
Net Book Value of Flight Equipment Held for Operating Lease [Abstract]
Flight equipment held for operating lease, net	$ 22,007	$ 81,186
Concentration percentage	1.00%	2.00%